Deferred tax (Tables)	12 Months Ended
Dec. 31, 2017
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Analysis of Deferred Tax Balances for Financial Reporting Purposes

The following is the analysis of the deferred tax balances for financial reporting purposes:

	Gross 2017 £m	Offset 2017 £m	As reported 2017 £m	Gross 2016 £m	Offset 2016 £m	As reported 2016 £m
Deferred tax assets	411.8	(251.5)	160.3	598.0	(457.6)	140.4
Deferred tax liabilities	(765.2)	251.5	(513.7)	(1,150.0)	457.6	(692.4)
	(353.4)	–	(353.4)	(552.0)	–	(552.0)

Movements of Major Gross Deferred Tax Assets

The following are the major gross deferred tax assets recognised by the Group and movements thereon in 2017 and 2016:

	Deferred compensation £m	Accounting provisions & accruals £m	Retirement benefit obligations £m	Property, plant & equipment £m	Tax losses & credits £m	Share- based payments £m	Restructuring provisions £m	Other temporary differences £m	Total £m
1 January 2016	41.9	49.5	91.0	44.7	71.3	78.8	16.9	16.6	410.7
Acquisition of subsidiaries	–	7.1	–	–	–	0.2	–	15.0	22.3
Credit/(charge) to income	39.5	8.5	28.3	19.2	6.2	(1.8)	(11.7)	7.7	95.9
Credit to other comprehensive income	–	–	1.8	–	–	–	–	–	1.8
Charge to equity	–	–	–	–	–	(15.0)	–	–	(15.0)
Exchange differences	14.2	15.5	20.3	6.9	12.2	13.6	0.7	(1.1)	82.3
31 December 2016	95.6	80.6	141.4	70.8	89.7	75.8	5.9	38.2	598.0
Acquisition of subsidiaries	–	–	–	–	–	–	–	2.6	2.6
(Charge)/credit to income	(5.5)	6.6	(10.2)	6.9	(34.4)	(0.4)	(1.5)	(21.7)	(60.2)
Impact of US tax reform	(30.8)	(8.1)	(29.1)	(6.8)	23.1	(10.9)	1.6	(1.1)	(62.1)
Charge to other comprehensive income	–	–	(20.9)	–	–	–	–	–	(20.9)
Charge to equity	–	–	–	–	–	(27.3)	–	–	(27.3)
Exchange differences	(5.8)	5.8	(5.6)	(2.5)	(5.7)	(4.2)	(0.2)	(0.1)	(18.3)
31 December 2017	53.5	84.9	75.6	68.4	72.7	33.0	5.8	17.9	411.8

Movements of Gross Deferred Tax Liabilities

In addition the Group has recognised the following gross deferred tax liabilities and movements thereon in 2017 and 2016:

	Brands and other intangibles £m	Associate earnings £m	Goodwill £m	Property, plant & equipment £m	Financial instruments £m	Other temporary differences £m	Total £m
1 January 2016	577.1	22.5	176.7	30.9	50.7	11.0	868.9
Acquisition of subsidiaries	114.8	–	–	–	–	–	114.8
(Credit)/charge to income	(51.3)	3.1	23.5	(0.4)	3.5	17.3	(4.3)
Charge to other comprehensive income	–	–	–	–	–	2.2	2.2
Exchange differences	115.3	2.7	32.3	5.7	9.8	2.6	168.4
31 December 2016	755.9	28.3	232.5	36.2	64.0	33.1	1,150.0
Acquisition of subsidiaries	21.4	–	–	–	–	–	21.4
(Credit)/charge to income	(49.9)	(6.0)	0.7	(0.5)	(3.3)	5.1	(53.9)
Impact of US tax reform	(203.8)	–	(76.3)	(11.9)	(22.2)	18.0	(296.2)
Charge to other comprehensive income	–	–	–	–	–	3.7	3.7
Exchange differences	(34.4)	(0.7)	(16.5)	(2.6)	(2.3)	(3.3)	(59.8)
31 December 2017	489.2	21.6	140.4	21.2	36.2	56.6	765.2